CITIGROUP [LOGO]





August 4, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the forms of Prospectus for Austin Global Equity Fund and the Statements of Additional Information with respect to Austin Global Equity Fund, Investors Bond Fund, Payson Total Return Fund, Payson Value Fund, Shaker Fund, and TaxSaver Bond Fund dated August 1, 2004, that would have been filed pursuant to Rule
497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on July 30, 2004, accession number 0001275125-04-000224.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

Sincerely,

/s/ Patrick J. Keniston

Patrick J. Keniston
Forum Administrative Services, LLC

Enclosure




         Forum Financial Group Two Portland Square Portland, Maine 04101